ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Jun. 30, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income/(Loss) [Text Block]
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
The table below presents the changes in Accumulated other comprehensive income/(loss) (AOCI), including the reclassifications out of Accumulated other comprehensive income/(loss) by component:

Changes in Accumulated Other Comprehensive Income/(Loss) by Component
	Hedges	Investment Securities	Pension and Other Retiree Benefits	Financial Statement Translation	Total AOCI
BALANCE at JUNE 30, 2016	$(2,641)	$34	$(5,798)	$(7,502)	$(15,907)
OCI before reclassifications (1)	(237)	(49)	910	356	980
Amounts reclassified from AOCI (2)	(69)	(10)	491	(117)	295
Net current period OCI	(306)	(59)	1,401	239	1,275
BALANCE at JUNE 30, 2017	(2,947)	(25)	(4,397)	(7,263)	(14,632)
OCI before reclassifications (3)	(299)	(141)	74	(6)	(372)
Amounts reclassified from AOCI (4)	—	(7)	260	—	253
Net current period OCI	(299)	(148)	334	(6)	(119)
Less: Other comprehensive income/(loss) attributable to non-controlling interests	—	—	(5)	3	(2)
BALANCE at JUNE 30, 2018	$(3,246)	$(173)	$(4,058)	$(7,272)	$(14,749)

(1)	Net of tax (benefit) / expense of $(186), $(6) and $360 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2017.

(2)	Net of tax (benefit) / expense of $0, $0 and $191 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2017.

(3)	Net of tax (benefit) / expense of $(279), $0 and $(23) for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2018.

(4)	Net of tax (benefit) / expense of $0, $0 and $91 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2018.
The below provides additional details on amounts reclassified from AOCI into the Consolidated Statement of Earnings:

•	Hedges: see Note 9 for classification of gains and losses from hedges in the Consolidated Statements of Earnings.

•	Investment securities: amounts reclassified from AOCI into Other non-operating income, net.

•
Pension and other retiree benefits: amounts reclassified from AOCI into Cost of product sold, SG&A, and Net earnings from discontinued operations and included in the computation of net periodic pension cost (see Note 8 for additional details).

•
Financial statement translation: amounts reclassified from AOCI into Net earnings from discontinued operations. These amounts relate to accumulated translation associated with foreign entities sold as part of the sale of the Beauty Brands business.